Intangible assets	12 Months Ended
Mar. 31, 2019
Intangible Assets [Abstract]
Intangible assets
Intangible assets
Intangible assets comprise the following:

	2019	2018
	$	$
Intangible assets with finite lives	39.8	23.5
Intangible assets with indefinite lives:
Brand name	115.5	113.0
Domain name	0.3	0.3
	155.6	136.8

The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	ERP software	Computer software	Lease rights	Intellectual property	In progress	Customer lists	Total
Cost	$	$	$	$	$	$	$
March 31, 2017	4.3	9.4	3.3	0.8	2.6	8.7	29.1
Additions	—	2.0	2.9	—	6.7	—	11.6
Transfers	—	0.4	—	3.1	(3.5)	—	—
March 31, 2018	4.3	11.8	6.2	3.9	5.8	8.7	40.7
Additions	3.2	1.1	0.5	—	18.6	—	23.4
Business combination (note 5)	—	—	—	2.2	—	—	2.2
Transfers	5.3	1.0	—	2.9	(9.2)	—	—
March 31, 2019	12.8	13.9	6.7	9.0	15.2	8.7	66.3

	ERP software	Computer software	Lease rights	Intellectual property	In progress	Customer lists	Total
Accumulated amortization	$	$	$	$	$	$	$
March 31, 2017	0.9	2.3	—	0.1	—	7.2	10.5
Amortization	0.5	2.1	0.5	2.1	—	1.5	6.7
March 31, 2018	1.4	4.4	0.5	2.2	—	8.7	17.2
Amortization	4.2	2.7	0.7	1.7	—	—	9.3
March 31, 2019	5.6	7.1	1.2	3.9	—	8.7	26.5

Net book value
March 31, 2018	2.9	7.4	5.7	1.7	5.8	—	23.5
March 31, 2019	7.2	6.8	5.5	5.1	15.2	—	39.8

Intellectual property consists of product development costs, technology acquired in the Baffin business combination (note 5), and patents and trademarks.
For the years ended March 31, 2019 and 2018, the cost of intangible assets in progress in the table above has been disclosed separately. Comparative figures for the year ended March 31, 2017 have been reclassified to correspond with the presentation adopted in the current year.
Indefinite life intangible assets
Indefinite life intangible assets recorded by the Company are comprised of the Canada Goose and Baffin brand names and domain name associated with the Company’s website. The Company expects to renew the registration of the brand names, and domain names at each expiry date indefinitely, and expects these assets to generate economic benefit in perpetuity. As such, the Company assessed these intangibles to have indefinite useful lives.
The Company completed its annual impairment tests in 2019 and 2018 for indefinite life intangible assets and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the value-in-use (VIU) are consistent with the assumptions used to calculate VIU for goodwill (note 13).